9. STOCKHOLDERS EQUITY	12 Months Ended
Jun. 30, 2014
Equity [Abstract]
9. STOCKHOLDERS' EQUITY

Series A Convertible Preferred Stock – As of June 30, 2014, 4,697 shares of Series A Convertible Preferred Stock were outstanding. Each share of Series A Convertible Preferred Stock is convertible at any time, at the option of the holder, into the number of shares of common stock equal to $100 divided by the Series A Conversion Price. As of June 30, 2014, the Series A Conversion Price was $8.89, so each share of Series A Convertible Preferred Stock is currently convertible into approximately 11.25 shares of common stock. The Series A Conversion Price is subject to adjustment, under certain circumstances, upon the sale or issuance of common stock for consideration per share less than either (i) the Series A Conversion Price in effect on the date of such sale or issuance, or (ii) the market price of the common stock as of the date of such sale or issuance. The Series A Conversion Price is also subject to adjustment upon the occurrence of a merger, reorganization, consolidation, reclassification, stock dividend or stock split which will result in an increase or decrease in the number of shares of common stock outstanding. Shares of Series A Convertible Preferred Stock have a preference in liquidation, including certain merger transactions, of $100 per share, or $469,700 in the aggregate as of June 30, 2014. Additionally, the Company may not pay a dividend or make any distribution to holders of any class of stock unless the Company first pays a special dividend or distribution of $100 per share to holders of the Series A Convertible Preferred Stock.

Common Stock Transactions – On July 3, 2012, the Company closed on a private placement offering in which the Company sold, for aggregate proceeds of $35.0 million, 3,873,000 shares of its common stock, Series A 2012 warrants to purchase up to 31,988,151 shares of common stock, and Series B 2012 warrants to purchase up to 35,488,380 shares of common stock. These warrants are exercisable at an exercise price of $0.01 per share, and expire ten years from the date of issuance. The holders may exercise the warrants on a cashless basis. The warrants are subject to a blocker provision prohibiting exercise of the warrants if the holder and its affiliates would beneficially own in excess of 9.99% of the total number of shares of common stock of the Company following such exercise (as may be adjusted to the extent set forth in the warrant). The warrants also provide that in the event of a Company Controlled Fundamental Transaction (as defined in the warrants), the Company may, at the election of the warrant holder, be required to redeem all or a portion of the warrants at an amount tied to the greater of the then market price of the Company’s common stock or the amount per share paid to any other person.

Because there were not sufficient authorized shares to cover all the outstanding Series B 2012 warrants in the private placement offering as of closing, under ASC 815, “Derivatives and Hedging,” the portion of the warrants above the then authorized level of common stock was required to be classified as a liability and carried at fair value on the Company’s balance sheet. The fair value, including the initial fair value liability of $16,960,963, was calculated by multiplying the number of shares underlying the Series B 2012 warrants above the then authorized level of the Company’s common stock by the closing price of its common stock less the exercise price of $0.01 per share. The warrants were liability classified through September 27, 2012, at which time the then fair value of the warrant liability was reclassified into stockholders’ equity upon stockholder approval of the increase in authorized common stock. The increase in fair value, as a result of the Company’s common stock increasing from $0.50 per share at date of issuance to $0.71 per share upon shareholder approval, of $7,069,165 has been recorded as a non-operating expense for the year ended June 30, 2013.

The purchase agreement for the private placement provides that the purchasers, funds under the management of QVT Financial LP, have certain rights until July 3, 2018, including rights of first refusal and participation in any subsequent equity or debt financing, provided that the funds own at least 20% of the outstanding common stock of the Company calculated as if warrants held by the funds were exercised. The purchase agreement also contains certain restrictive covenants so long as the funds continue to hold specified amounts of warrants or beneficially own specified amounts of the outstanding shares of common stock.

The net proceeds to the Company were $34.4 million, after deducting offering expenses payable by the Company and excluding the proceeds to the Company, if any, from the exercise of the warrants issued in the offering.

       Outstanding Stock Purchase Warrants – As of June 30, 2014, the Company had outstanding warrants exercisable for shares of common stock as follows:

Shares of Common	Exercise Price per	Latest Termination
Stock	Share	Date
331,969	3.30	August 17, 2014
50,000	0.60	November 9, 2014
50,000	1.00	November 9, 2014
100,000	1.50	November 9, 2014
575,000	1.00	February 23, 2016
2,000,000	1.00	March 1, 2016
21,000,000	1.00	March 2, 2017
31,988,151	0.01	July 3, 2022
35,488,380	0.01	September 27, 2022
91,583,500

During the fiscal year ended June 30, 2012, the Company issued warrants to consultants as part of their compensation to purchase up to 350,000 shares of the Company’s common stock. These warrants vest at various times and under certain conditions through November 2012. For the year ended June 30, 2012, the Company recorded stock-based compensation related to these warrants of $26,000.

In January 2014, the Company received $37,500 and issued 50,000 shares of common stock pursuant to the exercise of warrants at an exercise price of $0.75 per share.

Stock Plan – The Company’s 2011 Stock Incentive Plan was approved by the Company’s stockholders at the annual meeting of stockholders held in May 2011 and amended at the annual meeting of stockholders held on June 27, 2013. The 2011 Stock Incentive Plan provides for incentive and nonqualified stock option grants and other stock-based awards to employees, non-employee directors and consultants for up to 7,000,000 shares of common stock. The 2011 Stock Incentive Plan is administered under the direction of the Board of Directors, which may specify grant terms and recipients. Options granted by the Company generally expire ten years from the date of grant and generally vest over three to four years. The 2005 Stock Plan was terminated and replaced by the 2011 Stock Incentive Plan, and shares of common stock that were available for grant under the 2005 Stock Plan became available for grant under the 2011 Stock Incentive Plan. No new awards can be granted under the 2005 Stock Plan, but awards granted under the 2005 Stock Plan remain outstanding in accordance with their terms. As of June 30, 2014, 1,929,056 shares were available for grant under the 2011 Stock Incentive Plan.

The Company also has outstanding options that were granted under a previous plan. The Company expects to settle option exercises under any of its plans with authorized but currently unissued shares.

The following table summarizes option activity for the years ended June 30, 2014, 2013 and 2012:

	2014		2013		2012
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Outstanding at
beginning of year	3,851,448	$1.99	2,181,853	$3.50	2,231,898	$4.05
Granted	603,400	1.02	1,807,300	0.65	75,000	0.65
Forfeited	(161,900)	0.68	(74,985)	5.20	(90,870)	3.64
Expired	(50,975)	24.95	(62,720)	11.91	(34,175)	33.07
Outstanding at
end of year	4,241,973	1.63	3,851,448	1.99	2,181,853	3.50
Exercisable at
end of year	2,507,573	2.19	1,673,973	3.64	1,323,965	5.10
Weighted average
grant-date fair
value of options
granted during
the year		$0.80		$0.56		$0.47

The following table summarizes options outstanding as of June 30, 2014:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Term in Years	Aggregate Intrinsic Value
Options outstanding at end of
year	4,241,973	$1.63	7.7	$694,711
Options vested and exercisable
at end of year	2,507,573	$2.19	6.8	$373,709
Unvested options expected to
vest	1,504,254	$0.80	8.8	$294,435

The fair value of option grants is estimated at the grant date using the Black-Scholes model. For grants during the year ended June 30, 2014, the Company’s weighted average assumptions for expected volatility, dividends, term and risk-free interest rate were 97.1%, 0%, 6.1 years and 1.9%, respectively. For grants during the year ended June 30, 2013, the Company’s weighted average assumptions for expected volatility, dividends, term and risk-free interest rate were 101%, 0%, 8.6 years and 1.8%, respectively. For grants during the year ended June 30, 2012, the Company’s weighted average assumptions for expected volatility, dividends, term and risk-free interest rate were 103%, 0%, 5.0 years and 0.92%, respectively. Expected volatilities are based on the Company’s historical volatility. The expected term of options is based upon the simplified method, which represents the average of the vesting term and the contractual term. The risk-free interest rate is based on U.S. Treasury yields for securities with terms approximating the expected term of the option.

For the years ended June 30, 2014, 2013 and 2012 the Company recorded stock-based compensation related to stock options of $520,855, $379,264 and $533,445, respectively. As of June 30, 2014, there was $910,028 of unrecognized compensation cost related to unvested options, which is expected to be recognized over a weighted-average period of 2.61 years.

In June 2014, the Company granted 325,000 options to its executive officers, 143,400 options to its employees and 135,000 options to its non-employee directors under the Company’s 2011 Stock Incentive Plan. The Company will amortize the fair value of these options of $265,726, $117,247 and $97,530, respectively, over the vesting period.

In June 2013, the Company granted 525,000 options to its executive officers, 394,300 options to its employees and 270,000 options to its non-employee directors under the Company’s 2011 Stock Incentive Plan. The Company is amortizing the fair value of these options of $287,000, $204,000 and $148,000, respectively, over the vesting period.

In July 2012, the Company granted 285,000 options to its executive officers, 182,500 options to its employees and 112,500 options to its non-employee directors under the Company’s 2011 Stock Incentive Plan. The Company is amortizing the fair value of these options of $182,000, $108,000 and $72,000, respectively, over the vesting period.

Stock options granted to the Company’s executive officers and employees vest over a 48 month period, while stock options granted to its non-employee directors vest over a 12 month period.

During the year ended June 30, 2014, the Company made the following modifications to certain stock options that were granted to certain terminated employees in recognition of their prior services; i) accelerated the vesting, and ii) extended the date to exercise vested stock options to 24 months from the date of termination. An incremental $22,000 of stock-based compensation expense was recognized during the year ended June 30, 2014 and included in research and development expense in connection with these activities.

Restricted Stock Units – The following table summarizes restricted stock award activity for the years ended June 30, 2014, 2013 and 2012:

	2014	2013	2012
Outstanding at beginning of year	757,500	250,000	500,000
Granted	603,400	757,500	-
Forfeited	(25,000)	-	-
Vested	(378,750)	(250,000)	(250,000)
Outstanding at end of year	957,150	757,500	250,000

For the years ended June 30, 2014, 2013 and 2012 the Company recorded stock-based compensation related to restricted stock units of $300,485, $219,767 and $317,722, respectively.

In June 2014, the Company granted 325,000 restricted stock units to its executive officers, 143,400 restricted stock units to its employees and 135,000 restricted stock units to its non-employee directors under the Company’s 2011 Stock Incentive Plan. The Company will amortize the fair value of these restricted stock units of $331,500, $146,268 and $137,700, respectively, over the vesting period. Restricted stock units granted to the Company’s executive officers, employees and non-employee directors in 2014 vest over 24 months, 48 months and 12 months, respectively.

In June 2013, the Company granted 420,000 restricted stock units to its executive officers and 115,000 restricted stock units to employees under the Company’s 2011 Stock Incentive Plan. The Company is amortizing the fair value of these restricted stock units of $260,000 and $71,000, respectively, over the 24 month vesting period ending June 30, 2015

In July 2012, the Company granted 222,500 restricted stock units to its executive officers under the Company’s 2011 Stock Incentive Plan. The Company is amortizing the fair value of these restricted stock units of $160,000 over the 24 months ending July 2014.

In June 2011, the Company granted 500,000 restricted stock units to its executive management under the Company’s 2011 Stock Incentive Plan. The grant date fair value of these restricted stock units of $430,000 was amortized over the 24 month vesting period of the award.

In connection with the vesting of restricted share units during the years ended June 30, 2014 and 2013, the Company withheld 129,103 and 158,264 shares with aggregate values of $120,007 and $87,411, respectively, in satisfaction of minimum tax withholding obligations.

During the year ended June 30, 2014, the Company accelerated the vesting of certain restricted stock units that were granted to a terminated employee in recognition of prior services. An incremental $12,000 of stock-based compensation expense was recognized during the year ended June 30, 2014 and included in research and development expense in connection with these activities.